INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Domestic	$ (9,749)	$ (4,624)	$ (2,540)
Foreign	(1,679)	1,561	1,582
Loss before taxes on income	$ (11,428)	$ (3,063)	$ (958)